Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.25%
Australia–1.88%
James Hardie Industries PLC, CDI(a)(b)	3,233,080	$108,667,254
Canada–4.52%
Alimentation Couche-Tard, Inc.	2,076,347	109,649,865
Dollarama, Inc.	1,597,649	151,184,964
		260,834,829
China–2.66%
Alibaba Group Holding Ltd., ADR(b)	1,059,780	104,748,655
Tencent Holdings Ltd.	921,700	48,495,414
		153,244,069
Denmark–1.11%
Novo Nordisk A/S, Class B	759,748	64,141,423
France–15.61%
Airbus SE	457,727	79,173,690
Dassault Systemes SE	1,720,140	67,157,396
Edenred SE(b)	1,714,354	59,145,594
EssilorLuxottica S.A.	373,252	102,442,240
Hermes International S.C.A.	62,695	176,339,663
L’Oreal S.A.	243,027	90,170,839
LVMH Moet Hennessy Louis Vuitton SE	187,668	137,261,187
Sartorius Stedim Biotech(b)	466,089	107,470,265
Schneider Electric SE(b)	318,855	80,869,486
		900,030,360
Germany–3.77%
SAP SE	266,887	73,547,153
Siemens AG	669,825	143,594,445
		217,141,598
India–5.91%
Dr Lal PathLabs Ltd.(c)	2,978,635	97,895,159
ICICI Bank Ltd.	5,921,838	85,218,444
Reliance Industries Ltd.	10,827,320	157,568,454
		340,682,057
Ireland–3.70%
Accenture PLC, Class A	173,042	66,612,518
Flutter Entertainment PLC(a)	547,753	146,891,365
		213,503,883
Italy–0.90%
FinecoBank Banca Fineco S.p.A.	2,745,225	52,118,510
Japan–9.53%
Daikin Industries Ltd.(b)	782,600	91,925,107
Hitachi Ltd.	3,974,700	99,925,618
Hoya Corp.	552,810	74,234,559
Keyence Corp.	179,084	77,133,042
Kobe Bussan Co. Ltd.(b)	2,710,100	61,585,762
MonotaRO Co. Ltd.(b)	5,736,900	98,838,820
OBIC Business Consultants Co. Ltd.	916,400	45,938,547
		549,581,455
Shares		Value
Netherlands–6.44%
Aalberts N.V.	1,264,858	$44,645,596
ASM International N.V.	149,846	86,938,171
ASML Holding N.V.	145,635	107,735,397
Universal Music Group N.V.	4,733,786	132,035,842
		371,355,006
Spain–2.25%
Amadeus IT Group S.A.	1,023,927	74,928,468
CaixaBank S.A.	9,044,813	54,751,498
		129,679,966
Sweden–4.73%
Atlas Copco AB, Class A(b)	5,574,052	93,118,754
Beijer Ref AB(b)	4,314,717	64,025,455
Epiroc AB, Class A	6,082,650	115,913,435
		273,057,644
Switzerland–3.41%
Lonza Group AG	130,967	83,045,142
Sika AG(a)	196,615	49,933,104
VAT Group AG(c)	165,436	63,553,840
		196,532,086
Taiwan–2.71%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,677,000	156,085,920
United Kingdom–21.91%
Ashtead Group PLC	1,609,090	104,867,450
AstraZeneca PLC	951,897	133,623,074
Auto Trader Group PLC(c)	8,811,157	85,819,385
BAE Systems PLC	7,106,970	107,430,554
Compass Group PLC	4,200,956	144,741,281
ConvaTec Group PLC(c)	20,764,009	63,308,245
Diageo PLC	1,526,791	45,483,735
JD Sports Fashion PLC	55,986,760	61,439,818
London Stock Exchange Group PLC	1,194,330	177,725,810
Next PLC	836,442	102,806,757
Rightmove PLC	11,071,043	91,102,935
RS Group PLC	6,661,003	53,593,317
Trainline PLC(a)(c)	20,819,661	91,436,707
		1,263,379,068
United States–9.21%
EPAM Systems, Inc.(a)	438,042	111,245,146
Experian PLC	2,031,702	100,080,874
Ferguson Enterprises, Inc.	709,217	127,781,625
Illumina, Inc.(a)(b)	276,750	36,735,795
ResMed, Inc.	656,710	155,101,768
		530,945,208
Total Common Stocks & Other Equity Interests (Cost $3,373,701,647)		5,780,980,336
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.25% (Cost $3,373,701,647)		5,780,980,336
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.60%
Invesco Private Government Fund, 4.35%(d)(e)(f)	41,665,606	$41,665,607
Invesco Private Prime Fund, 4.48%(d)(e)(f)	108,408,136	108,440,658
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $150,106,265)		150,106,265
TOTAL INVESTMENTS IN SECURITIES—102.85% (Cost $3,523,807,912)		5,931,086,601
OTHER ASSETS LESS LIABILITIES–(2.85)%		(164,137,025)
NET ASSETS–100.00%		$5,766,949,576
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $402,013,336, which represented 6.97% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,325,706	$93,422,596	$(104,748,302)	$-	$-	$-	$32,211
Invesco Treasury Portfolio, Institutional Class	21,033,453	173,499,109	(194,532,562)	-	-	-	61,563
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,008,777	186,450,461	(157,793,631)	-	-	41,665,607	255,844*
Invesco Private Prime Fund	34,028,659	417,431,707	(343,019,708)	-	-	108,440,658	687,208*
Total	$79,396,595	$870,803,873	$(800,094,203)	$-	$-	$150,106,265	$1,036,826

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$108,667,254	$—	$108,667,254
Canada	260,834,829	—	—	260,834,829
China	104,748,655	48,495,414	—	153,244,069
Denmark	—	64,141,423	—	64,141,423
France	—	900,030,360	—	900,030,360
Germany	—	217,141,598	—	217,141,598
India	—	340,682,057	—	340,682,057
Ireland	66,612,518	146,891,365	—	213,503,883
Italy	—	52,118,510	—	52,118,510
Japan	—	549,581,455	—	549,581,455
Netherlands	—	371,355,006	—	371,355,006
Spain	—	129,679,966	—	129,679,966
Sweden	—	273,057,644	—	273,057,644
Switzerland	—	196,532,086	—	196,532,086
Taiwan	—	156,085,920	—	156,085,920
United Kingdom	—	1,263,379,068	—	1,263,379,068
United States	303,082,709	227,862,499	—	530,945,208
Money Market Funds	—	150,106,265	—	150,106,265
Total Investments	$735,278,711	$5,195,807,890	$—	$5,931,086,601
Invesco Oppenheimer International Growth Fund